Note 7 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss - Net Loss and Comprehensive Loss (Details) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Employee benefits expense, included in research and development expenses	$ 1,386,162	$ 780,871
Depreciation of property and equipment, included in research and development expenses	2,932	4,673
Expenses related to minimum operating lease payments, included in research and development expenses	121,566	101,623
Employee benefits expense, included in general and administrative expenses	1,273,028	516,806
Depreciation of property and equipment, included in general and administrative expenses	1,750	2,805
Amortization of intangible assets, included in general and administrative expenses	47,705	33,818
Expenses related to minimum operating lease payments, included in general and administrative expenses	$ 29,927	$ 29,888